Income Taxes (Details)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Taxes (Details) [Line Items]
Statutory income tax rate	15.00%
Preferential tax rate	50.00%
Preferential tax rate	15.00%	15.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate	16.50%
PRC [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate	25.00%
High and New Technology Enterprise [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate	15.00%
Renewed term	3 years